Long-Term Debt (Narrative - Trust Preferred Securities) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 07, 2011	Mar. 01, 2011	Dec. 30, 2009
Trust Preferred Securities Subject to Mandatory Redemption [Member]
Debt Instrument [Line Items]
Preferred securities				2,540,000
Aggregate liquidation preference				$ 2,500
Fixed rate / Floating rate	8.125%		8.125%
Percentage of Preferred Securities Sold		100.00%
Liquidation preference (per share)	$ 25
London interbank offer rate	three-month London interbank offer rate plus 5.785%
Warrant [Member]
Debt Instrument [Line Items]
Preferred securities				127,000
Aggregate liquidation preference				$ 127
Class of Warrant or Right, Exercise Price of Warrants or Rights				0.01